SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Mid-Cap Fund

Supplement Dated April 26, 2010

to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap and Mid-Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Fund, the text relating to INTECH Investment Management LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to INTECH Investment Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple Nicholas Sordini	Since 1996 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager Managing Director, Portfolio Manager Managing Director, Portfolio Manager Senior Vice President, Portfolio Manager

In addition, in the sub-section entitled “Large Cap Value Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams.  He is also Co-Director of Research for Lazard’s Global Research Platform and has primary research coverage of the Financials sector.   Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Growth Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Growth Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Goldman Sachs Asset Management, L.P. is hereby deleted.

In addition, in the sub-section entitled “Tax-Managed Large Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Goldman Sachs Asset Management, L.P. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Changes in Sub-Advisers for the Mid-Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Mid-Cap Fund, the text relating to Martingale Asset Management, L.P. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager, Value Team Leader Portfolio Manager Portfolio Manager

Wells Capital Management Inc.	Stuart O. Roberts	Since 2008	Senior Portfolio Manager, Montgomery Growth Equity

	Jerome C. Philpott	Since 2008	Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

In addition, in the sub-section entitled “Mid-Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Martingale Asset Management, L.P. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to LMCG is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund’s assets allocated to WellsCap and manages portfolios in small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap’s Montgomery Growth Equity team.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-647 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid-Cap Fund

Supplement Dated April 26, 2010

to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Value, Large Cap Growth and Mid-Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Fund, the text relating to INTECH Investment Management LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to INTECH Investment Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple Nicholas Sordini	Since 1996 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager Managing Director, Portfolio Manager Managing Director, Portfolio Manager Senior Vice President, Portfolio Manager

In addition, in the sub-section entitled “Large Cap Value Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams.  He is also Co-Director of Research for Lazard’s Global Research Platform and has primary research coverage of the Financials sector.   Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Growth Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Growth Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Changes in Sub-Advisers for the Mid-Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Mid-Cap Fund, the text relating to Martingale Asset Management, L.P. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers	Since 2002	Portfolio Manager, Value Team Leader
	Peter Zuger	Since 2005	Portfolio Manager

	Donald Cleven	Since 2002	Portfolio Manager

Wells Capital Management Inc.	Stuart O. Roberts	Since 2008	Senior Portfolio Manager, Montgomery Growth Equity

	Jerome C. Philpott	Since 2008	Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

In addition, in the sub-section entitled “Mid-Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Martingale Asset Management, L.P. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to LMCG is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund’s assets allocated to WellsCap and manages portfolios in small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap’s Montgomery Growth Equity team.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-648 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid-Cap Fund

Supplement Dated April 26, 2010

to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Value, Large Cap Growth and Mid-Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Fund, the text relating to INTECH Investment Management LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to INTECH Investment Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple Nicholas Sordini	Since 1996 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager Managing Director, Portfolio Manager Managing Director, Portfolio Manager Senior Vice President, Portfolio Manager

In addition, in the sub-section entitled “Large Cap Value Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams.  He is also Co-Director of Research for Lazard’s Global Research Platform and has primary research coverage of the Financials sector.   Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Large Cap Growth Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, in the sub-section entitled “Large Cap Growth Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Changes in Sub-Advisers for the Mid-Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Mid-Cap Fund, the text relating to Martingale Asset Management, L.P. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager, Value Team Leader Portfolio Manager Portfolio Manager

Wells Capital Management Inc.	Stuart O. Roberts	Since 2008	Senior Portfolio Manager, Montgomery Growth Equity

	Jerome C. Philpott	Since 2008	Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

In addition, in the sub-section entitled “Mid-Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Martingale Asset Management, L.P. is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to LMCG is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund’s assets allocated to WellsCap and manages portfolios in small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap’s Montgomery Growth Equity team.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-649 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated April 26, 2010

to the Class Y Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Goldman Sachs Asset Management, L.P. is hereby deleted.

In addition, in the sub-section entitled “Tax-Managed Large Cap Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the paragraph relating to Goldman Sachs Asset Management, L.P. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-650 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Mid-Cap Fund

Supplement Dated April 26, 2010

to the Statement of Additional Information (“SAI”) Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap and Mid-Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” all references to INTECH Investment Management LLC’s management of the Large Cap Fund are hereby deleted.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” all references to INTECH Investment Management LLC’s management of the Large Cap Fund are hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

LAZARD ASSET MANAGEMENT LLC — Lazard Asset Management LLC (“Lazard”) serves as a sub-adviser to a portion of the assets of the Large Cap Value Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” the following text is hereby added in the appropriate alphabetical order thereof:

Lazard

Compensation.  SIMC pays Lazard a fee based on the assets under management of the Large Cap Value Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC.  Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Value Fund.

Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager’s compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the Portfolio Manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, depending on the investment strategy of the account, over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. Portfolio Managers are compensated based on the performance of the accounts they manage as a whole. In addition, the Portfolio Manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

Ownership of Fund Shares. As of February 28, 2010, Lazard’s portfolio managers did not beneficially own any shares of the Large Cap Value Fund.

Other Accounts. As of December 31, 2009, Lazard’s portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Andrew Lacey*	12	$10,098,822	7	$697,667	237	$4,704,349
Ronald Temple*	5	$6,855,117	4	$592,463	185	$2,559,972
Nicholas Sordoni	1	$8,762	1	$26,528	16	$713,547
J. Richard Tutino	1	$8,762	1	$26,528	158	$1,189,402

*Messrs. Lacey and Temple manage one registered investment company with assets under management of approximately $6.3 billion with respect to which the advisory fee is based on the performance of the account.

Conflicts of Interest.

Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the Large Cap Value Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” all references to Quantitative Management Associates LLC’s management of the Large Cap Growth Fund are hereby deleted.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” all references to Quantitative Management Associates LLC’s management of the Large Cap Growth Fund are hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” all references to Goldman Sachs Asset Management, L.P.’s management of the Tax-Managed Large Cap Fund are hereby deleted.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” all references to Goldman Sachs Asset Management, L.P.’s management of the Tax-Managed Large Cap Fund are hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Changes in Sub-Advisers for the Mid-Cap Fund

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” all references to Martingale Asset Management, L.P.’s management of the Mid-Cap Fund are hereby deleted. In the same sub-section, the paragraphs relating to Lee Munder Capital Group, LLC and Wells Capital Management Inc. are respectively replaced with the following:

LEE MUNDER CAPITAL GROUP, LLC—Lee Munder Capital Group, LLC (“LMCG”) serves as a sub-adviser to a portion of the assets of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. LMCG was founded in 2000 and it is owned by Lee Munder Capital Group (“LMCG”). LMCG is 45% owned by employees and 55% owned by Convergent Capital Management, LLC.

WELLS CAPITAL MANAGEMENT INC.—Wells Capital Management Inc. (“WellsCap’’) serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap, Core Fixed Income, U.S. Fixed Income and Mid-Cap Funds. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” all references to Martingale Asset Management, L.P.’s management of the Mid-Cap Fund are hereby deleted. In the same sub-section, the text relating to Lee Munder Capital Group, LLC and Wells Capital Management Inc. are respectively replaced with the following:

LMCG

Compensation. SIMC pays LMCG a fee based on the assets under management of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds as set forth in an investment sub-advisory agreement between LMCG and SIMC. LMCG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. The following information relates to the period ended February 28, 2010.

Portfolio managers at LMCG are compensated through a combination of salary and bonus. Bonuses are formula driven based on assets managed, revenues, and performance relative to peer groups.

LMCG’s incentive compensation plans for investment teams are based on actual composite performance relative to a benchmark. The benchmark used to measure performance is a peer group universe blending retail and institutional data. Particular attention is paid to the team’s performance ranking within the universe for a blended time period which includes one year, three years and since inception performance. Performance is calculated on a pre-tax basis annually.

Ownership of Fund Shares.  As of February 28, 2010, LMCG’s portfolio managers did not beneficially own any shares of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth or Mid-Cap Fund.

Other Accounts. As of February 28, 2010, in addition to the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds, LMCG’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Andrew Beja and Thomas Holman (Small Cap Growth)	2	$176,588,453	1	$6,283,009	2		$65,773,628
R. Todd Vingers, Peter Zuger, and Donald Cleven (Small CapValue, Tax-Managed Small Cap and Mid-Cap)	11	$873,326,541	6	$118,802,999	66		$1, 180,573,552
					4	*	$69,922,646

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds’ investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all portfolios managed. The Other Accounts might have similar investment objectives as the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. While the portfolio managers’ management of Other Accounts may give rise to the following potential conflicts of interest, LMCG does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material,

LMCG believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. Because of their positions with the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds, the portfolio managers know the size, timing, and possible market impact of Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. However, LMCG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. This conflict of interest may be exacerbated to the extent that LMCG or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds. Notwithstanding this theoretical conflict of interest, it is LMCG’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMCG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds, such an approach might not be suitable for the Small Cap Value, Tax-Managed Small Cap, Small Cap Growth and Mid-Cap Funds given their investment objectives and related restrictions.

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Tax-Managed Small Cap, Core Fixed Income, U.S. Fixed Income and Mid-Cap Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap, Core Fixed Income, U.S. Fixed Income and Mid-Cap Funds. The following information relates to the period ended February 28, 2010.

The compensation structure for WellsCap’s portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are included in the “Performance Information” sections of the Prospectuses.

Ownership of Fund Shares. As of February 28, 2010, WellsCap’s portfolio managers did not beneficially own any shares of the Tax-Managed Small Cap, Core Fixed Income, U.S. Fixed Income or Mid-Cap Fund.

Other Accounts. As of February 28, 2010, in addition to the Tax-Managed Small Cap, Core Fixed Income, U.S. Fixed Income and Mid-Cap Funds, WellsCap’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Stuart O. Roberts	10	1,955	2	31	20		1,648
	0	0	0	0	3	*	429
Jerome C. Philpott, CFA	10	1,955	2	31	18		1,648
	0	0	0	0	3	*	429
Thomas O’Connor	12	9.2	2	1.2	36		10
	0	0	0	0	1	*	0.6
Troy Ludgood	11	8.0	2	1.2	34		9.5
	0	0	0	0	1	*	0.6

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

There are no other changes in the portfolio management of the Mid-Cap Fund.

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SEI-F-651 (4/10)